Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 765,802	¥ 733,611
Perpetual Subordinated Bonds [Member]
Statement [Line Items]
Perpetual subordinated bonds	755,802	733,611
Perpetual Subordinated Borrowings [Member]
Statement [Line Items]
Perpetual subordinated bonds	¥ 10,000	¥ 0